ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Bad debt expense related to accounts receivable	$ 0	$ 0	$ 0	$ 0
Performance guarantee percentage			10.00%
Performance bond receivables
Performance bond receivables outstanding	$ 142,526		$ 142,526	$ 142,526